Derivative financial instruments (Details) - Commodity risk	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Hedging percentage		90.00%	95.00%
Hedging percentage, next fiscal year	90
Hedging instrument, fiscal year 2020	19
Minimum
Disclosure of detailed information about financial instruments [line items]
Hedging percentage	70.00%
Maximum
Disclosure of detailed information about financial instruments [line items]
Hedging percentage	90.00%